Exhibit 99.15

EXHIBIT 99.15	CONSOLIDATED ANALYTICS EXCEPTION REPORT

ProviderIdentifier	Description	Code	Comments	Status	MissingDoc	InvestorLoanIdentifier
XXXX	No Compliance Findings	Compliance	The loan is in compliance with all applicable laws and regulations.	Satisfied	false	XXX
XXXX	No Credit Findings	Credit	The loan meets all applicable credit guidelines.	Satisfied	false	XXX
XXXX	No Compliance Findings	Compliance	The loan is in compliance with all applicable laws and regulations.	Satisfied	false	XXX
XXXX	No Credit Findings	Credit	The loan meets all applicable credit guidelines.	Satisfied	false	XXX
XXXX	Prohibited Fees Test	Compliance	This loan failed the prohibited fees test.
The loan charges a prohibited fee based on one or more the following findings:
			The loan charged more than one appraisal fee. (XXX Fin. Code §22317)The lender collected an "unreasonable" escrow or escrow related fee. The fee shall be considered "reasonable" when paid to a person licensed or exempt under the Escrow Law (XXX Fin. Code §17000). (XXX Fin. Code §22318)The lender retained any statutory fees to be paid to a public officer. (10 CCR §1457)The lender retained the notary fee. (10 CCR §1458) ; Per XXX Financial Code 27317, Lender may not charge more than one appraisal fee, Lender charged an appraisal fee in the amount of $XXX and an Appraisal Review Fee in the amount of $XXX, please provide documentation of exemption.	Satisfied	false	XXX
XXXX	Consummation or Reimbursement Date Validation Test	Compliance	This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.	Satisfied	false	XXX
XXXX	Charges That Cannot Increase Test	Compliance	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Satisfied	false	XXX
XXXX	Reimbursement Amount Test	Compliance	This loan failed the reimbursement amount test. (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.	Satisfied	false	XXX
XXXX	Per Diem Interest Amount Test	Compliance	This loan failed the per diem interest amount test. (XXX Bus. Prof. Code §2948.5)The per diem interest amount charged on the loan ($XXX) exceeds the per diem interest charge or credit threshold ($XXX).PLEASE NOTE: An additional $1 buffer was included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.	Satisfied	false	XXX
XXXX	No Credit Findings	Credit	The loan meets all applicable credit guidelines.	Satisfied	false	XXX
XXXX	No Compliance Findings	Compliance	The loan is in compliance with all applicable laws and regulations.	Satisfied	false	XXX
XXXX	No Credit Findings	Credit	The loan meets all applicable credit guidelines.	Satisfied	false	XXX
XXXX	Borrower Employment Verification does not meet guidelines	Credit	Borrower employment verification does not meet 10 day prior to note date requirement.; Please provide VVOE- Borr within 10 days of closing	Satisfied	false	XXX
XXXX	No Compliance Findings	Compliance	The loan is in compliance with all applicable laws and regulations.	Satisfied	false	XXX

ConclusionComments	Grade	MoodysGrade	SPGrade	FitchGrade	CureText	Curable	ReviewType	Redacted LoanID
	1	A	A	A			1	408075791
	1	A	A	A			1	408075791
	1	A	A	A			1	408075765
	1	A	A	A			1	408075765
Rebuttal received clarifying appraisal review fee. Fee is not a second appraisal and not considered a prohibited fee.	1	A	A	A			1	408075771
Initial CD provided.	1	A	A	A			1	408075771
Initial CD provided.	1	A	A	A			1	408075771
Initial CD provided.	1	A	A	A			1	408075771
Initial CD provided.	1	A	A	A			1	408075771
	1	A	A	A			1	408075771
	1	A	A	A			1	408075787
	1	A	A	A			1	408075787
The file contains a VVOE for Borrower 1 on pg XXX.	1	A	A	A			1	408075832
	1	A	A	A			1	408075832